Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
Convertible Preferred Stock (Tables) [Line Items]
Schedule of convertible preferred stock
	December 31, 2020
	Shares Authorized	Shares Outstanding	Price Per Share	Liquidation Preference	Proceeds, Net Issuance Cost
	(in thousands, except shares and original issue price)
Series A	6,500,000	6,500,000	$1.00	$6,500	$6,341
Series B	43,000,000	40,369,153	$1.055	42,589	42,335
Series C	62,156,880	22,642,414	$1.141	25,835	25,596
Series C-1	22,000,000	13,533,123	$1.141	15,441	14,835
Total	133,656,880	83,044,690		$90,365	$89,107
	December 31, 2021
	Shares Authorized	Shares Outstanding	Price Per Share	Liquidation Preference	Proceeds, Net Issuance Cost
	(in thousands, except shares and original issue price)
Series A	6,500,000	6,500,000	$1.00	$6,500	$6,341
Series B	43,000,000	40,369,153	$1.055	42,589	42,335
Series C	79,685,364	22,642,414	$1.141	25,835	25,596
Series C-1	22,000,000	13,533,123	$1.141	15,441	14,835
Total	151,185,364	83,044,690		$90,365	$89,107